Long-term debt (Details) - Schedule of principal repayments of long-term debt - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Principal Repayments Of Long Term Debt Abstract
Balance – Beginning of period	$ 18,002	$ 6,906
Balance – End of period	27,458	18,002
Borrowings	10,000	14,520
Accreted interest and valuation adjustments	(260)	907
Revaluation of long-term debt	(188)	(367)
Repayment of debt	(73)	(4,069)
Currency translation adjustment	(23)	105
Less: Current portion	47	73
Non-current portion	$ 27,411	$ 17,929